Redeemable Noncontrolling Interests - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2018
Noncontrolling Interest [Line Items]
Percentage of redeemable noncontrolling interest redeemed	5.00%
Percentage of interest retained by noncontrolling party subject to election			100.00%
Redemption value adjustments			$ (3,325)	$ 12,016
Promissory Note | Prime Rate
Noncontrolling Interest [Line Items]
Debt, basis spread on variable rate		2.00%
Centuri
Noncontrolling Interest [Line Items]
Payments for redemption of redeemable noncontrolling interest	$ 39,600
Linetec
Noncontrolling Interest [Line Items]
Redemption value adjustments			(3,325)	12,016
Linetec | Previous Owner Of Linetec
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	15.00%				20.00%
Drum
Noncontrolling Interest [Line Items]
Redemption value adjustments			$ 0	$ 0
Drum | Certain Members Of Riggs Distler Management
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners		1.42%